John Deere Owner Trust 2019-B	EXHIBIT 99.2

Statement to Certificateholders

$287,000,000 Class A-1 2.19517% Asset Backed Notes due July 15, 2020
$340,000,000 Class A-2 2.28% Asset Backed Notes due May 16, 2022
$340,000,000 Class A-3 2.21% Asset Backed Notes due December 15, 2023
$84,050,000 Class A-4 2.32% Asset Backed Notes due May 15, 2026
$26,952,548 Overcollateralization

Payment Date:				15-Jun-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$15,592,760.03
		per $1,000 original principal amount:		$45.86

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$15,592,760.03

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$468,549.16
			per $1,000 original principal amount:	$1.38

		(iv)	Class A-4 Notes:	$162,496.67
			per $1,000 original principal amount:	$1.93

		(v)	Total:	$631,045.83

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$354,984,722.92

	(b)	Note Value at end of related Collection Period:		$349,825,621.26

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$26,952,548.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$238,823,073.64
		(ii)	A-3 Note Pool Factor:	0.7024208

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,050,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$309,619.20
		(i) per $1,000 original principal amount:	$0.28
	(b)	Amount of Servicing Fee earned:	$309,619.20
	(c)	Amount of Servicing Fee paid:	$309,619.20
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$778,383.97

(11)	(i)	Amount in Reserve Account:	$10,780,025.00
	(ii)	Specified Reserve Account Balance:	$10,780,025.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,777,305.42
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.06%

(13)	(i)	Aggregate amount of net losses for the collection period:	$22,248.47
	(ii)	Cumulative amount of net losses:	$1,300,894.07
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$278,127.65
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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